Document And Entity Information	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 22, 2024
Entity Registrant Name	SeaWorld Entertainment, Inc.
Entity Central Index Key	0001564902
Entity Emerging Growth Company	false
Entity File Number	001-35883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1220297
Entity Address, Address Line One	6240 Sea Harbor Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32821
City Area Code	407
Local Phone Number	226-5011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SEAS
Security Exchange Name	NYSE
Amendment Description	On January 26, 2024, SeaWorld Entertainment, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. Subsequent to filing the Original Report, the Company discovered a typographical error in Item 1.01 of the Original Report, which stated that the Company incurred an aggregate principal amount of approximately $1.173 million of Term B-2 Loans under the Credit Agreement. The purpose of this amendment is to correct the amount, which is $1,173 million. No other changes have been made to the Original Filing.